Mortgage Loans - Schedule of Mortgage Loans (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loan	$ 230,671,718	$ 230,563,380		$ 159,411,000
Deferred Financing Costs, Net	(1,217,743)	(1,376,424)		(934,146)
Mortgage loans, net	$ 229,453,975	$ 229,186,956		$ 158,476,854
One Month LIBOR	0.10%	0.14%	0.16%	1.76%
Secured Overnight Financing Rate	0.05%	0.08%
Anzio Apartment Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loan	$ 44,400,000	$ 44,400,000		$ 44,400,000
Two Liberty Center Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loan	62,085,155	61,971,000		61,971,000
Ezlyn Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loan	$ 53,040,000	$ 53,040,000		53,040,000
Stated interest rate	3.38%	3.38%
Lakes Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loan	$ 25,196,563	$ 25,202,380		0
Arbors Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage Loan	$ 45,950,000	$ 45,950,000		$ 0
London Interbank Offered Rate (LIBOR) [Member] | Anzio Apartment Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	1.59%	1.59%
London Interbank Offered Rate (LIBOR) [Member] | Two Liberty Center Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	1.50%	1.50%
London Interbank Offered Rate (LIBOR) [Member] | Ezlyn Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate		1.50%
London Interbank Offered Rate (LIBOR) [Member] | Lakes Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	1.55%	1.55%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Arbors Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment Interest Rate	2.24%	2.24%